Sales Of Receivables (Finance Receivables) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net receivables sold	$ 15,760	$ 11,604	$ 0
Cash proceeds received	15,888	11,989	0
Guarantee obligation recorded	271	530	0
Equipment Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables sold	7,270	9,921	9,391
Net receivables sold	7,026	9,483	8,871
Cash proceeds received	6,089	8,189	7,488
Deferred purchase price recorded	1,021	1,451	1,578
Guarantee obligation recorded	$ 157	$ 341	$ 361